CONDENSED STATEMENT OF COMPREHENSIVE GAIN/ LOSS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
NET LOSS	$ (1,670,991)	$ (174,022)	$ (1,908,473)	$ (388,561)
OTHER COMPREHENSIVE GAIN (LOSS)
Unrealized Gain (Loss) on Foreign Exchange	26,539	(39,945)	(7,524)	13,656
COMPREHENSIVE LOSS	$ (1,644,452)	$ (213,967)	$ (1,915,997)	$ (374,905)